Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (37,839,393)	$ (5,383,478)	¥ (55,509,547)	¥ (80,275,344)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for / (reversal of) credit losses	(1,189,516)	(169,235)	9,450,681	18,216,749
Lease termination loss (gain)	(99,388)	(14,140)	(1,945,824)	478,933
Depreciation and amortization	541,558	77,048	750,688	1,131,796
Amortization of operating lease right-of-use asset	1,374,121	195,499	3,610,106	9,405,893
Losses from disposal of property, equipment and software	207	29		719,165
Impairment losses of property and equipment	1,990,126	283,139		2,404,009
Impairment losses of operating lease right-of-use assets	698,118	99,322		3,244,676
Share-based compensation expenses	14,005,587	1,992,600
Service fee settled by share issuance			86,260
Share of (income) / loss of equity method investees, net of tax of nil	41,897	5,961	(427,493)
Gain from disposal of subsidiaries	(6,574)	(935)	(459,116)
Deferred tax benefit	(510,709)	(72,659)	(804,312)	(2,907,145)
Changes in operating assets and liabilities
Accounts receivable	(32,229,604)	(4,585,364)	(6,328,191)	(19,785,995)
Accounts receivable - related parties	249,925	35,557	(249,925)	1,676,016
Contract assets	733,206	104,315	(1,622,098)	2,396,978
Prepaid expenses and other current asset	(15,986,322)	(2,274,404)	(20,695,812)	(4,838,558)
Prepaid expenses - related parties	6,696,004	952,653	(6,701,004)	(164,858)
Others receivable - related parties	7,957,934	1,132,190	(20,148,370)
Refundable deposits			767,646	(1,000,000)
Accounts payable	(13,560,275)	(1,929,245)	4,647,958	21,656,849
Accounts payable - related parties	7,936,548	1,129,147	(6,423,724)	(758,726)
Contract liabilities	19,986,437	2,843,506	(696,777)	2,788,088
Accrued expenses and other current liabilities	2,588,489	368,269	6,533,137	3,268,149
Other payable - shareholders	(613,820)	(87,329)	576,791	(6,307)
Other payable - related parties	(135,073)	(19,217)	(7,476,155)	7,316,314
Taxes payable	2,719,805	386,952	11,185,112	(1,617,237)
Operating lease liabilities	(1,306,400)	(185,864)	(5,567,814)	(7,571,923)
Net cash used in operating activities	(35,957,112)	(5,115,683)	(97,447,783)	(44,222,478)
Cash flows from investing activities:
Net cash from acquisition of subsidiaries			145,605
Purchase of property, equipment and intangible assets	(5,093,001)	(724,590)	(719,288)	(4,444,392)
Proceeds from disposal of property and equipment	850	121
Loans to related parties	(1,153,388)	(164,095)
Collection of loans to related parties	67,685	9,630
Net cash used in investing activities	(6,177,854)	(878,934)	(573,683)	(4,444,392)
Cash flows from financing activities:
Proceeds from short-term borrowings	37,030,026	5,268,328	33,531,795	31,805,201
Proceeds from a long-term borrowing	4,000,000	569,087
Repayments of short-term borrowings	(25,323,561)	(3,602,829)	(48,637,611)	(21,001,703)
Repayment of a long-term borrowing			(4,400,000)	(600,000)
Proceeds from loans provided by shareholders			23,761,605	823,265
Proceeds from loans provided by related parties	328,147	46,686	3,738,000	6,000,000
Loans repayment to shareholders	(8,655,800)	(1,231,476)	(15,929,070)
Loans repayment to related parties	(2,373,700)	(337,711)	(4,504,300)	(3,000,000)
Proceeds from loans provided by third parties			1,900,000	2,833,080
Loans repayment to third parties			(4,733,080)
Proceeds received from private placements, net of issuance costs			47,469,070	34,823,000
Proceeds received from F-3 share purchase agreement, net of issuance costs	40,202,331	5,719,658	70,194,498
Proceeds received from issuance of convertible notes			5,728,717
Proceeds from shares issued in IPO				38,310,125
Payments for deferred offering costs				(9,251,204)
Payments to Initial Shareholders				(35,000,000)
Capital injection by a non-controlling interest	1,756,488	249,899	104,174	2,450,000
Net cash provided by financing activities	46,963,931	6,681,642	108,223,798	48,191,764
Effect of exchange rate changes	(3,374,036)	(480,030)	292,551	(1,360,107)
Net (decrease) / increase in cash and restricted cash	1,454,929	206,995	10,494,883	(1,835,213)
Total cash and restricted cash at beginning of the year	37,099,911	5,278,271	26,605,028	28,440,241
Total cash and restricted cash at end of the year	38,554,840	5,485,266	37,099,911	26,605,028
Restricted cash at end of the year			103,489	501,952
Cash at end of the year	38,554,840		36,996,422	26,103,076
Supplemental disclosure of cash flow information:
Income tax paid	110,526	15,725	198,532	2,152,341
Interest expense paid	477,170	67,888	1,554,863	884,259
Supplemental non-cash investing and financing information:
Obtaining right-of-use assets in exchange for operating lease liabilities	5,201,567	740,036	2,272,088	441,168
Operating lease right-of-use assets derecognized upon lease termination			5,772,982
Issuance of new shares for long term investments			19,947,830
Issuance of new shares for assets acquisition			14,478,028
Issuance of new shares for convertible debentures			5,728,717
Issuance of warrant as share issue cost				¥ 360,874